Dreyfus Tax Exempt Cash Management Funds

Incorporated herein by reference are supplements to the Fund's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 18, 2020 (SEC Accession No. 0000740123-20-000013).